Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trade Payables [Abstract]
Open debts mainly in USD	$ 3,523	$ 7,847
Open debts in EUR	5,413	11,426
Open debts in NIS	7,174	5,557
Total Trade Payables	$ 16,110	$ 24,830